Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2020
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Events (Unaudited)
20. Subsequent Events (Unaudited)
On March 14, 2021, the Company amended and restated its share purchase agreement with adjust
GmbH, which amended provisions relating to certain closing conditions. On March 30, 2021, the Company further amended the share purchase agreement to change, among certain closing conditions, the equity consideration such that if the transaction closes following an IPO, the Company shall issue convertible securities that convert into an aggregate number of shares of the Company’s Class A common stock determined by dividing $352.0 million by the volume-weighted average trading price per share of its Class A common stock over any 10 consecutive full trading day period (chosen by the stockholder representative under the share purchase agreement) within 20 trading days commencing with and following the day the Company’s Class A common stock is first traded on a national (U.S.) exchange.
On March 31, 2021, the Company drew down an additional $250.0 million from the Company’s $600.0 million revolving credit facility. A lender under the revolving credit facility is an affiliate of KKR Denali, a principal stockholder of the
Company.
Capital Structure Change
Following the effectiveness of the registration statement on Form
S-1
relating to the initial public offering of the Company’s Class A common stock (the “IPO”), the Company will amend its certificate of incorporation to have three classes of authorized common stock, Class A common stock, Class B common stock, and Class C common stock, which will become effective immediately prior to the closing of the IPO (the “IPO Certificate”).
Upon the closing of the IPO, Adam Foroughi, the Company’s
co-founder,
CEO, and Chairperson; Herald Chen, the Company’s President and Chief Financial Officer, and a member of the Company’s board of directors; and KKR Denali Holdings L.P. (“KKR Denali”) (collectively with certain affiliates, the Class B Stockholders) will together hold all of the issued and outstanding shares of the Company’s Class B common stock. The Class B Stockholders have entered into a voting agreement (the “Voting Agreement”) whereby all Class B common stock held by the Class B Stockholders and their respective permitted entities and permitted transferees will be voted as determined by two of Mr. Foroughi, Mr. Chen, and KKD Denali (one of which must be Mr. Foroughi). Shares of the Company’s Class C common stock will not be issued and outstanding at the closing of the IPO.
The rights of the holders of Class A common stock, Class B common stock, and Class C common stock (referred to together as the “common stock”) will be identical, except with respect to voting and conversion.
Voting Rights
Holders of the Class A common stock will be entitled to one vote for each share held on all matters submitted to a vote of stockholders, holders of the Class B common stock will be entitled to 20 votes for each share held on all matters submitted to a vote of stockholders, and holders of the Class C common stock will not be entitled to vote on any matter that is submitted to a vote of stockholders, except as otherwise required by law. The holders of the Class A common stock and Class B common stock will vote together as a single class, unless otherwise required by law. Under the IPO Certificate, approval of the holders of at least a majority of the outstanding shares of the Class B common stock voting as a separate class will be required to increase the number of authorized shares of the Class B common stock. In addition, Delaware law could require either holders of the Class A common stock, the Class B common stock, or the Class C common stock to vote separately as a single class in the following circumstances:

•
if the Company were to seek to amend the IPO Certificate to increase or decrease the par value of a class of stock, then that class would be required to vote separately to approve the proposed amendment; and

•
if the Company were to seek to amend the IPO Certificate in a manner that alters or changes the powers, preferences or special rights of a class of stock in a manner that affected its holders adversely, then that class would be required to vote separately to approve the proposed amendment.

Until the date on which the final conversion of all outstanding shares of Class B common stock pursuant to the terms of the IPO Certificate occurs, approval of at least two-thirds
of the outstanding shares of the Company’s Class B common stock voting as a separate class will be required to amend or modify any provision of the IPO Certificate inconsistent with, or otherwise alter, any provision of the IPO Certificate to modify the voting, conversion, or other rights, powers, preferences, privileges, or restrictions of the Company’s Class B common stock.
Dividend Rights
Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of the Company’s common stock will be entitled to receive dividends out of funds legally available if the Company’s board of directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that the Company’s board of directors may determine.
No Preemptive or Similar Rights
The Company’s common stock will not be entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions.
Right to Receive Liquidation Distributions
If the Company becomes subject to a liquidation, dissolution or winding-up,
the assets legally available for distribution to the Company’s stockholders would be distributable ratably among the holders of the Company’s common stock and any participating preferred stock outstanding at that time, subject to prior satisfaction of all outstanding debt and liabilities and the preferential rights of and the payment of liquidation preferences, if any, on any outstanding shares of preferred stock.
Conversion of Class B Common Stock
Each share of Class B common stock will be convertible at any time at the option of the holder into one share of Class A common stock. Following the closing of the IPO, shares of Class B common stock will automatically convert into shares of Class A common stock upon sale or transfer except for certain transfers described in the IPO Certificate, including transfers for estate planning, transfers among KKR Denali and its affiliates, or other transfers among the Class B Stockholders. Withdrawal from the Voting Agreement constitutes a transfer.
Each share of Class B common stock will convert automatically into one share of Class A common stock upon the date fixed by the Company’s board of directors that is no less than 61 days and no more than 180 days following the date on which (i) the Voting Agreement is terminated or (ii) Adam Foroughi is no longer involved with the Company as a member of the board of directors or as an executive officer.
Conversion of Class C Common Stock
After the conversion or exchange of all outstanding shares of the Company’s Class B common stock into shares of Class A common stock, all outstanding shares of Class C common stock will convert automatically into Class A common stock, on a share-for-share
basis, on the date or time specified by the holders of a majority of the outstanding shares of Class A common stock, voting as a separate class.